Repurchase of shares (Details) - USD ($)	1 Months Ended									12 Months Ended
	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018
Share Repurchase Program [Line Items]
Aggregate consideration for ADS repurchased										$ 4,414,000	$ 37,000
2018 Share Repurchase Program
Share Repurchase Program [Line Items]
Common shares or ADS authorized in share repurchase program												$ 10,000,000
Total number of ADSs purchased as part of the publicly announced plan	333,526	244,376	66,018	273,099	356,882	9,471	5,300	13,240	10,000	1,301,912	10,000
Average price paid per ADS	$ 3.230	$ 3.067	$ 3.028	$ 3.354	$ 3.809	$ 3.818	$ 3.844	$ 3.721	$ 3.7175
Aggregate consideration for ADS repurchased										$ 4,414,000	$ 37,000
Remaining unused amount will no longer available for repurchase after November 27, 2019										$ 5,549,000